Document And Entity Information	Dec. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2023
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Central Index Key	0001831868
Entity Emerging Growth Company	true
Entity File Number	001-39927
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd,
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.0001 per share
Trading Symbol	ICU
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ